Group companies	12 Months Ended
Dec. 31, 2023
Investments accounted for using equity method [abstract]
Group companies
43 Group companies
Subsidiaries
The principal subsidiaries of the parent company Aegon Ltd. are listed by geographical segment. All are wholly owned, directly or indirectly, unless stated otherwise, and are involved in insurance or reinsurance business, pensions, asset management or services related to these activities. The voting power in these subsidiaries held by Aegon is equal to the shareholdings.
Americas

∎	Transamerica Casualty Insurance Company, Cedar Rapids, Iowa (United States)

∎	Transamerica Corporation, Wilmington, Delaware (United States)

∎	Transamerica Financial Life Insurance Company, Harrison, New York (United States)

∎	Transamerica Life Insurance Company, Cedar Rapids, Iowa (United States)

∎	World Financial Group Insurance Agency, LLC, Cedar Rapids, Iowa (United States)
United Kingdom

∎	Aegon Investment Solutions Ltd., Edinburgh

∎	Aegon Investments Ltd., London

∎	Cofunds Limited, London

∎	Scottish Equitable plc, Edinburgh
International

∎	Aegon España S.A.U. de Seguros y Reaseguros, Madrid (Spain)

∎	Transamerica Life (Bermuda) Ltd., Hamilton (Bermuda)
Asset Management

∎	Aegon Asset Management Holding B.V., The Hague (The Netherlands)

∎	Aegon Asset Management UK plc, Edinburgh (United Kingdom)

∎	Aegon Investment Management B.V., The Hague (The Netherlands)

∎	Aegon USA Investment Management, LLC, Cedar Rapids (United States)

∎	Aegon USA Realty Advisors, LLC, Des Moines (United States)
The legally required list of participations as set forth in articles 379 and 414 of Book 2 of the Dutch Civil Code has been registered with the Trade Register in The Hague. Aegon Ltd. has issued a statement of liability as meant in article 403 of Book 2 of the Dutch Civil Code for its subsidiary company Aegon Derivatives N.V.
Joint ventures
The principal joint ventures are listed by geographical segment. The voting powers in these joint ventures is equal to the shareholdings, unless stated otherwise.
International

∎	Santander Generales Seguros y Reaseguros, S.A., Madrid (Spain) (51%)

∎	Santander Vida Seguros y Reaseguros, S.A., Madrid (Spain) (51%)

∎	Aegon Santander Portugal Não Vida – Companhia de Seguros S.A., Lisbon (Portugal) (51%)

∎	Aegon Santander Portugal Vida – Companhia de Seguros de Vida S.A., Lisbon (Portugal) (51%)

∎	Aegon THTF Life Insurance Co., Ltd., Shanghai (China) (50%)

∎	Mongeral Aegon, Seguros e Previdencia S.A., Rio de Janeiro (Brazil) (59.2%, where Aegon has 50% voting rights)

∎	Sicoob Seguradode de Vida e Previdência S.A., Rio de Janeiro (Brazil) (29.6%)
Asset Management

∎	Aegon Industrial Fund Management Co., Ltd., Shanghai (China) (49%)
See note 21 Investments in joint ventures and associates for further details on these investments.

Investments in associates
The principal investments in associates are listed by geographical segment. The voting powers in these associates is equal to the shareholdings, unless stated otherwise.
Holding
∎	ASR Nederland N.V., Utrecht (29.98%)
With respect to a.s.r., for a period of 5 years post closing. Aegon also has an exclusive right to nominate up to two members of the Supervisory Board (if Aegon holds more than 20% of the shares it may nominate two members, if it holds 20% or less but more than 10% of the shares it may nominate one member). In addition, Aegon has the right to designate its nominees for the Audit and Risk Committee and the ESG Committee if certain conditions are met. Furthermore, in case the incumbent CEO of a.s.r. does not serve the full term due to earlier resignation or dismissal, the appointment of the successor requires the unanimous vote of all Supervisory Directors in office.
For as long as Aegon holds more than 20% of the shares, the affirmative vote of the non-independent
Aegon nominee is required for:
∎	significant changes to dividend policy (as per current stated a.s.r. policies);
∎	certain dilutive transactions (issuance of equity or debt instruments);
∎	M&A transactions (acquisitions and divestments, joint ventures and long term co-operations) with a value exceeding EUR 500 million.
Furthermore, for as long as Aegon holds more than 20% of the shares, the below needs the unanimous vote of all Supervisory Directors in office and the affirmative vote of the non-independent
Aegon nominee:
∎	material decisions on capital management, material reinsurance, and capital allocation / distribution, in each case to the extent this would result in a material change to the characteristics of the risk profile of (the enterprise of) a.s.r. and other than in the ordinary course of business.
Except for significant changes to the dividend policy, the same applies when Aegon holds
20
% or less but more than
10
% of the shares.
Asset Management
∎	La Banque Postale Asset Management, Paris (France) (25%)
See note 21 Investments in joint ventures and associates for further details on these investments.